Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	$ 0	$ 7,970
Financial liabilities at fair value	0	7,970
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	80,362	97,103
Financial liabilities at fair value	81,228	98,329
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	53,074	47,449
Financial assets at fair value	53,074	47,449
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	12,014	18,090
Financial liabilities at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 12,014	$ 18,090